Offerings	Mar. 17, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	$1,500,000,000 4.803% Callable Fixed-to-Floating Rate Senior Notes due 2032
Amount Registered | shares	1,500,000,000
Proposed Maximum Offering Price per Unit	0.9979
Maximum Aggregate Offering Price	$ 1,496,850,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 206,714.98
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $1,500,000,000 4.803% Callable Fixed-to-Floating Rate Senior Notes due 2032 and $1,500,000,000 5.420% Callable Fixed-to-Floating Rate Senior Notes due 2037 by ING Groep N.V.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	$1,500,000,000 5.420% Callable Fixed-to-Floating Rate Senior Notes due 2037
Amount Registered | shares	1,500,000,000
Proposed Maximum Offering Price per Unit	0.9969
Maximum Aggregate Offering Price	$ 1,495,350,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 206,507.83
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $1,500,000,000 4.803% Callable Fixed-to-Floating Rate Senior Notes due 2032 and $1,500,000,000 5.420% Callable Fixed-to-Floating Rate Senior Notes due 2037 by ING Groep N.V.